Debt - Future Principal Payment Requirements on Outstanding Debt (Detail) - USD ($)	Sep. 30, 2024	Mar. 07, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, Fiscal Year Maturity [Abstract]
2024	$ 915,000
2024 & 2025	8,948,000	$ 2,790,644	$ 321,423,329
2025 & 2026	94,333,000	3,973,713	2,987,627
2026 & 2027	706,122,000	94,331,054	343,312,927
2027 & 2028	78,431,000	623,272,061	49,594,599
2028		78,579,863	79,968,686
2029 and thereafter	294,500,000
2029 and thereafter		294,500,000	294,500,000
Total payments	1,183,249,000	$ 1,097,447,335	1,091,787,168
Discount on secured debt			(80,227)
Debt issuance costs, net	(3,345,000)		(4,305,607)
Total debt	$ 1,179,904,000		$ 1,087,401,334	$ 1,068,371,956